Debt - Summary of Detailed Information About Borrowings (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
3.15% notes due January 2017 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate of notes		3.15%
3.15% notes due January 2017 [member] | Notes issued [member]
Disclosure of detailed information about borrowings [line items]
Interest rate of notes		3.15%
Maturity date		January 2017
3.85% notes due August 2017 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate of notes		3.85%
3.85% notes due August 2017 [member] | Notes issued [member]
Disclosure of detailed information about borrowings [line items]
Interest rate of notes		3.85%
Maturity date		August 2017
2.5% notes due February 2018 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate of notes		2.50%
2.5% notes due February 2018 [member] | Notes issued [member]
Disclosure of detailed information about borrowings [line items]
Interest rate of notes	2.50%	2.50%
Maturity date	February 2018	February 2018
3.0% notes due March 2019 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate of notes	3.00%	3.00%
3.0% notes due March 2019 [member] | Notes issued [member]
Disclosure of detailed information about borrowings [line items]
Interest rate of notes		3.00%
Maturity date		March 2019
4.5% notes due January 2021 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate of notes	4.50%
4.5% notes due January 2021 [member] | Notes issued [member]
Disclosure of detailed information about borrowings [line items]
Interest rate of notes	4.50%	4.50%
Maturity date	January 2021	January 2021
8.0% notes due June 2021 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate of notes	8.00%
Maturity date	June 2021
8.0% notes due June 2021 [member] | Notes issued [member]
Disclosure of detailed information about borrowings [line items]
Interest rate of notes		8.00%
Maturity date		June 2021
4.75% notes due January 2022 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate of notes	4.75%
4.75% notes due January 2022 [member] | Notes issued [member]
Disclosure of detailed information about borrowings [line items]
Interest rate of notes	4.75%	4.75%
Maturity date	January 2022	January 2022
3.75% notes due February 2023 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate of notes	3.75%	3.75%
3.75% notes due February 2023 [member] | Notes issued [member]
Disclosure of detailed information about borrowings [line items]
Interest rate of notes	3.75%	3.75%
Maturity date	February 2023	February 2023
8.50% notes due June 2024 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate of notes	8.50%
8.50% notes due June 2024 [member] | Notes issued [member]
Disclosure of detailed information about borrowings [line items]
Interest rate of notes	8.50%	8.50%
Maturity date	June 2024	June 2024
6.125% notes due October 2035 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate of notes		6.125%
6.125% notes due October 2035 [member] | Notes issued [member]
Disclosure of detailed information about borrowings [line items]
Interest rate of notes	6.125%	6.125%
Maturity date	October 2035	October 2035
6.0% notes due August 2040 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate of notes		6.00%
6.0% notes due August 2040 [member] | Notes issued [member]
Disclosure of detailed information about borrowings [line items]
Interest rate of notes	6.00%	6.00%
Maturity date	August 2040	August 2040
6.25% notes due July 2041 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate of notes		6.25%
6.25% notes due July 2041 [member] | Notes issued [member]
Disclosure of detailed information about borrowings [line items]
Interest rate of notes	6.25%	6.25%
Maturity date	July 2041	July 2041
5.2% notes due March 2042 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate of notes		5.20%
5.2% notes due March 2042 [member] | Notes issued [member]
Disclosure of detailed information about borrowings [line items]
Interest rate of notes	5.20%	5.20%
Maturity date	March 2042	March 2042
5.4% notes due February 2043 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate of notes		5.40%
5.4% notes due February 2043 [member] | Notes issued [member]
Disclosure of detailed information about borrowings [line items]
Interest rate of notes	5.40%	5.40%
Maturity date	February 2043	February 2043
Antamina term loan due April 2020 [member]
Disclosure of detailed information about borrowings [line items]
Maturity date	April 2020	April 2020